SCHEDULE OF EFFECT OF RESTATEMENT ON CONSOLIDATED BALANCE SHEET (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 25,884,495			$ 11,855,861	$ 13,850,168
Restricted cash — client funds (segregated)				5,813,888	11,526,789
Accounts receivable, net	177,775	$ 358,932		188,415	25,000
Prepaid – current	326,047	345,612		353,089	156,335
Related party receivable				40,090,051	1,682,450
Total Current Assets	48,171,810			58,301,304	27,240,742
Fixed assets, net	180,424	187,657		199,058	185,195
Capitalized software, net	1,879,461			1,480,246
Investment through subsidiary	35,745	34,510		36,062	36,062
Accrued income	2,297,095	275,715		279,889	2,073,193
Acquired intangible assets	1,280,522	1,239,879		1,326,062	1,317,108
Tax receivable		187,508
Fair value of trading positions, profit	89,116	72,386		1,183,873	607,157
Right of use (lease)	766,338	766,338		811,038	978,254
Total assets	55,089,794	72,807,161		64,051,886	33,768,927
Current liabilities:
Accounts payable	357,840	502,087		166,212	229,316
Line of credit	297,862	266,926		111,352	115,337
Accrued expenses, related party	1,152,784	1,002,546		532,287	519,500
Business acquisition loan	2,350,000	2,350,000		2,350,000	350,000
CARES Act – PPP advance					5,661
Related party advances	1,931,797	3,821,179		29,197,470	7,992,840
Client funds payable	7,699,708	28,339,255		5,813,888	11,526,789
Operating lease liability, current	143,802	143,802		165,692	181,580
Other current liabilities	831,415	1,642,601		2,132,993	5,328,110
Total Current liabilities	15,108,558			40,469,894	26,249,133
Deferred tax liabilities	191,469			377,975	333,418
Operating lease liability, non-current	338,253	338,253		364,655	530,348
Accrued interest – non-current	39,609	38,363		42,396	70,493
Total liabilities	15,779,315	38,920,903		41,360,598	27,297,576
Stockholders’ Equity (Deficit):
Common stock	423	423	[1]	423	39,108
Additional paid-in capital	29,254,158	28,045,698		26,959,111	16,883,620
Subscription receivable (contra-equity)	(8,000,000)	(8,000,000)		(8,000,000)	(8,000,000)
Accumulated other comprehensive income (loss)	78,321	186,045		296,257	(72,781)
Accumulated deficit	17,979,684	10,268,751		3,401,487	(2,396,102)
Total FDCTech, Inc. stockholders’ equity (deficit)	39,313,273	33,845,667		22,657,965	6,454,531
Noncontrolling interest	(2,794)	40,591		33,323	16,820	$ 38,939
Total liabilities and stockholders’ equity (deficit)	55,089,794	72,807,161		64,051,886	33,768,927
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock	450	450		450	450
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock	$ 237	237		237	236
Related Party [Member]
Current liabilities:
Accrued expenses, related party					519,500
Consolidated Balance Sheet [Member]
Current assets:
Cash and cash equivalents					13,850,168
Restricted cash — client funds (segregated)					11,526,789
Accounts receivable, net					25,000
Subscription receivable
Prepaid – current					156,335
Related party receivable					1,682,450
Total Current Assets					27,240,742
Fixed assets, net					185,195
Capitalized software, net					1,163,309
Investment through subsidiary					36,062
Accrued income					2,073,193
Acquired intangible assets					1,317,108
Tax receivable					167,907
Fair value of trading positions, profit					607,157
Right of use (lease)					978,254
Total assets					33,768,927
Current liabilities:
Accounts payable					229,316
Line of credit					115,337
Business acquisition loan					350,000
CARES Act – PPP advance					5,661
Related party advances					7,992,840
Client funds payable					11,526,789
Operating lease liability, current					181,580
Other current liabilities					5,328,110
Total Current liabilities					26,249,133
Deferred tax liabilities					333,418
SBA loan – non-current					114,184
Operating lease liability, non-current					530,348
Accrued interest – non-current					70,493
Total liabilities					27,297,576
Stockholders’ Equity (Deficit):
Common stock					39,108
Additional paid-in capital					13,553,656
Subscription receivable (contra-equity)					(8,000,000)
Additional paid-in capital, Series B Preferred					3,329,964
Accumulated other comprehensive income (loss)					(72,781)
Accumulated deficit					(2,396,102)
Total FDCTech, Inc. stockholders’ equity (deficit)					6,454,531
Noncontrolling interest					16,820
Total liabilities and stockholders’ equity (deficit)					33,768,927
Consolidated Balance Sheet [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock					450
Consolidated Balance Sheet [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock					236
Consolidated Balance Sheet [Member] | Related Party [Member]
Current liabilities:
Accrued expenses, related party					519,500
Previously Reported [Member]
Current assets:
Accounts receivable, net		358,932		188,415
Prepaid – current		345,612		353,089
Total Current Assets				58,301,304
Fixed assets, net		187,657		199,058
Investment through subsidiary		34,510		36,062
Accrued income		275,715		279,889
Acquired intangible assets		1,250,397		1,326,062
Tax receivable		187,508
Fair value of trading positions, profit		72,386		1,183,873
Right of use (lease)		668,214		811,038
Total assets		72,195,266		64,051,886
Current liabilities:
Accounts payable		502,087		166,212
Line of credit		266,926		111,352
Accrued expenses, related party		997,259
Business acquisition loan		2,350,000		2,350,000
CARES Act – PPP advance
Related party advances		3,296,890		29,197,470
Client funds payable		28,339,255
Operating lease liability, current		186,158		165,692
Other current liabilities		1,642,601		2,132,993
Total Current liabilities				40,469,894
Deferred tax liabilities				377,975
Operating lease liability, non-current		482,056		364,655
Accrued interest – non-current		43,650		42,396
Total liabilities		38,582,773		41,360,598
Stockholders’ Equity (Deficit):
Common stock		423	[1]	42,308
Additional paid-in capital		28,241,475		26,917,226
Subscription receivable (contra-equity)		(8,000,000)		(8,000,000)
Accumulated other comprehensive income (loss)		(2,427)		296,257	(53,270)
Accumulated deficit		9,984,473		3,401,487
Total FDCTech, Inc. stockholders’ equity (deficit)		33,568,694		22,657,965
Noncontrolling interest		43,799		33,323
Total liabilities and stockholders’ equity (deficit)		72,195,266		64,051,886
Previously Reported [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock		450		450
Previously Reported [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock		237		237
Previously Reported [Member] | Related Party [Member]
Current liabilities:
Accrued expenses, related party				$ 532,287
Previously Reported [Member] | Consolidated Balance Sheet [Member]
Current assets:
Cash and cash equivalents					24,781,389
Restricted cash — client funds (segregated)
Accounts receivable, net					25,000
Subscription receivable					8,200,000
Prepaid – current					156,335
Related party receivable					2,414,825
Total Current Assets					35,577,549
Fixed assets, net					185,195
Capitalized software, net					1,163,309
Investment through subsidiary					36,062
Accrued income					2,073,193
Acquired intangible assets					1,317,108
Tax receivable					167,907
Fair value of trading positions, profit					607,157
Right of use (lease)					711,929
Total assets					41,839,408
Current liabilities:
Accounts payable					229,316
Line of credit					115,337
Business acquisition loan					350,000
CARES Act – PPP advance					5,661
Related party advances					1,011,388
Client funds payable					18,600,990
Operating lease liability, current					181,580
Other current liabilities					5,328,110
Total Current liabilities					26,341,882
Deferred tax liabilities					333,418
SBA loan – non-current					114,184
Operating lease liability, non-current					530,348
Accrued interest – non-current					70,493
Total liabilities					27,390,325
Stockholders’ Equity (Deficit):
Common stock					39,058
Additional paid-in capital					13,679,445
Subscription receivable (contra-equity)
Additional paid-in capital, Series B Preferred					3,329,964
Accumulated other comprehensive income (loss)					(53,270)
Accumulated deficit					(2,563,620)
Total FDCTech, Inc. stockholders’ equity (deficit)					14,432,263
Noncontrolling interest					16,820
Total liabilities and stockholders’ equity (deficit)					41,839,408
Previously Reported [Member] | Consolidated Balance Sheet [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock					450
Previously Reported [Member] | Consolidated Balance Sheet [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock					236
Previously Reported [Member] | Consolidated Balance Sheet [Member] | Related Party [Member]
Current liabilities:
Accrued expenses, related party					519,500
Revision of Prior Period, Error Correction, Adjustment [Member]
Current assets:
Restricted cash — client funds (segregated)					11,526,789
Subscription receivable					8,200,000
Right of use (lease)		98,124
Current liabilities:
Client funds payable					7,074,201
Operating lease liability, current		42,356
Operating lease liability, non-current		143,803
Stockholders’ Equity (Deficit):
Common stock					50
Additional paid-in capital					(125,789)
Accumulated other comprehensive income (loss)					(19,511)
Accumulated deficit					(98,808)
Total liabilities and stockholders’ equity (deficit)		$ 611,895
Revision of Prior Period, Error Correction, Adjustment [Member] | Consolidated Balance Sheet [Member]
Current assets:
Cash and cash equivalents					(10,931,221)
Restricted cash — client funds (segregated)					11,526,789
Accounts receivable, net
Subscription receivable					(8,200,000)
Prepaid – current
Related party receivable					(732,375)
Total Current Assets					(8,336,807)
Fixed assets, net
Capitalized software, net
Investment through subsidiary
Accrued income
Acquired intangible assets
Tax receivable
Fair value of trading positions, profit
Right of use (lease)					266,325
Total assets					(8,070,481)
Current liabilities:
Accounts payable
Line of credit
Business acquisition loan
CARES Act – PPP advance
Related party advances					6,981,452
Client funds payable					(7,074,201)
Operating lease liability, current
Other current liabilities
Total Current liabilities					(92,749)
Deferred tax liabilities
SBA loan – non-current
Operating lease liability, non-current
Accrued interest – non-current
Total liabilities					(92,749)
Stockholders’ Equity (Deficit):
Common stock					50
Additional paid-in capital					(125,789)
Subscription receivable (contra-equity)					(8,000,000)
Additional paid-in capital, Series B Preferred
Accumulated other comprehensive income (loss)					(19,511)
Accumulated deficit					167,518
Total FDCTech, Inc. stockholders’ equity (deficit)					(7,977,732)
Noncontrolling interest
Total liabilities and stockholders’ equity (deficit)					(8,070,481)
Revision of Prior Period, Error Correction, Adjustment [Member] | Consolidated Balance Sheet [Member] | Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock
Revision of Prior Period, Error Correction, Adjustment [Member] | Consolidated Balance Sheet [Member] | Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock
Revision of Prior Period, Error Correction, Adjustment [Member] | Consolidated Balance Sheet [Member] | Related Party [Member]
Current liabilities:
Accrued expenses, related party

[1]	$42,308 (before reverse split) to $423 (after reverse split).